OIL AND NATURAL GAS SALES (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OIL AND NATURAL GAS SALES
Oil and natural gas sales	CAD 1,052,382	CAD 1,849,312	CAD 1,616,798
Royalties	(167,990)	(323,118)	(264,326)
Oil and natural gas sales, net of royalties	CAD 884,392	CAD 1,526,194	CAD 1,352,472